Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Financial assets
Securities		$ 274,997	$ 254,345
Cash collateral on securities borrowed		21,690	17,028
Securities purchased under resale agreements		86,210	83,721
Loans
Residential mortgages		285,935	280,672
Credit card		21,321	20,551
Business and government	[1]	231,414	214,305
Derivative instruments		34,614	36,435
Deposits
Bank		27,061	20,009
Derivative instruments		36,552	40,654
Obligations related to securities sold short		20,827	21,642
Obligations related to securities sold under repurchase agreements		145,659	110,153
Subordinated indebtedness		7,699	7,465
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks		55,187	48,064
Securities		68,812	71,610
Cash collateral on securities borrowed		21,690	17,028
Securities purchased under resale agreements		63,930	58,744
Loans
Residential mortgages		285,375	280,220
Personal		46,181	45,739
Credit card		20,459	19,649
Business and government		229,165	212,460
Other assets		19,776	20,121
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities		122,092	106,042
Securities purchased under resale agreements		22,280	24,977
Loans
Residential mortgages		5	3
Business and government		379	116
Derivative instruments		34,614	36,435
Other assets		610	364
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government		80	105
Financial assets at fair value through OCI [member]
Financial assets
Securities		84,093	76,693
Carrying value [member]
Financial assets
Cash and deposits with banks		55,187	48,064
Securities		274,997	254,345
Cash collateral on securities borrowed		21,690	17,028
Securities purchased under resale agreements		86,210	83,721
Loans
Residential mortgages		285,380	280,223
Personal		46,181	45,739
Credit card		20,459	19,649
Business and government		229,624	212,681
Derivative instruments		34,614	36,435
Other assets		20,386	20,485
Financial liabilities at amortised cost [member]
Deposits
Personal		237,579	235,593
Business and government		426,140	414,441
Bank		27,061	20,009
Secured borrowings		59,634	55,285
Cash collateral on securities lent		5,304	7,997
Obligations related to securities sold under repurchase agreements		134,851	100,407
Other liabilities		19,799	20,657
Subordinated indebtedness		7,699	7,465
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments		36,552	40,654
Obligations related to securities sold short		20,827	21,642
Other liabilities		175	158
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal		18,556	17,301
Business and government		22,721	21,058
Secured borrowings		981	1,170
Obligations related to securities sold under repurchase agreements		10,808	9,746
Other liabilities		21	19
Carrying value [member]
Deposits
Personal		256,135	252,894
Business and government		448,861	435,499
Bank		27,061	20,009
Secured borrowings		60,615	56,455
Derivative instruments		36,552	40,654
Obligations related to securities sold short		20,827	21,642
Cash collateral on securities lent		5,304	7,997
Obligations related to securities sold under repurchase agreements		145,659	110,153
Other liabilities		19,995	20,834
Subordinated indebtedness		7,699	7,465
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks		55,187	48,064
Securities		274,660	253,437
Cash collateral on securities borrowed		21,690	17,028
Securities purchased under resale agreements		86,210	83,721
Loans
Residential mortgages		285,398	279,805
Personal		46,207	45,750
Credit card		20,476	19,682
Business and government		229,671	212,750
Derivative instruments		34,614	36,435
Other assets		20,386	20,485
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities		(337)	(908)
Loans
Residential mortgages		18	(418)
Personal		26	11
Credit card		17	33
Business and government		47	69
Financial liabilities at fair value [member]
Deposits
Personal		256,397	253,378
Business and government		449,763	436,528
Bank		27,061	20,009
Secured borrowings		60,784	56,588
Derivative instruments		36,552	40,654
Obligations related to securities sold short		20,827	21,642
Cash collateral on securities lent		5,304	7,997
Obligations related to securities sold under repurchase agreements		145,659	110,153
Other liabilities		19,995	20,834
Subordinated indebtedness		7,966	7,698
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal		262	484
Business and government		902	1,029
Secured borrowings		169	133
Subordinated indebtedness		$ 267	$ 233

[1]	Includes customers’ liability under acceptances of $8 million (October 31, 2024: $6 million) in business and government loans and acceptances of $8 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.